Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000170903 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170903 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170903 | Roche Holding AGFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170903 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170903 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170903 | Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170903 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000170903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000170903 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000170903 | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000170903 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000170903 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000170903 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000170903 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170903 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000170903 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055942 | U.S. Treasury BillsFR_912797TF4_0.010000_2026-07-02
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000055942 | U.S. Treasury BillsFR_912797RF6_0.010000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000055942 | U.S. Treasury BillsFR_912797UP0_0.010000_2026-07-14
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000055942 | U.S. Treasury BillsFR_912797UN5_0.010000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.957695_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055942 | U.S. Treasury BillsFR_912797UU9_0.010000_2026-08-18
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055942 | U.S. Treasury BillsFR_912797UG0_0.010000_2026-09-17
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055942 | U.S. Treasury BillsFR_912797TW7_0.010000_2026-08-13
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055942 | U.S. Treasury BillsFR_912797UR6_0.010000_2026-07-28
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055942 | U.S. Treasury BillsFR_912797UV7_0.010000_2026-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055942 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000055943 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000055943 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055943 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055943 | BBVARP BBVARP Tri Party Repo AFR_990ABFFJ8_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055943 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055943 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055943 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CPX3_3.874695_2028-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055943 | Goldman Sachs Tri Party AFR_99VDJN000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055943 | CIBC NY CORP Tri Party Repo AFR_965FJZ003_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055943 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000055943 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000029566 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029566 | FICCIN Tri Party Repo AFR_990ABKBQ5_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029566 | FICCBA Tri Party Repo AFR_942NHH006_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029566 | FICCWB Tri Party Repo AFR_990AECXX1_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029566 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029566 | FICCMS Tri Party Repo DFR_944JXN903_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029566 | FICCMS Tri Party Repo AFR_944JXD905_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029566 | Goldman Sacs Tri Party DFR_99VDKE008_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029566 | FICCUB Bi Party RepoFR_944DQXII3_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029566 | FICCNT Bi Party RepoFR_954ZEB000_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029566 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000029566 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000029566 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000029566 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	12.50%